Summary of Gross Sales Estimated by Product category (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015		Jun. 30, 2013
Revenue from External Customer [Line Items]
Gross sales			$ 431,074	$ 449,753	$ 1,384,750	$ 1,294,764	$ 869,872	$ 1,732,103
Sales Reserves and Eliminations			(31,890)	(33,546)	(97,158)	(79,648)	(55,659) [1]	(114,463)	[1]
Total			399,184	416,207	1,287,592	1,215,116	814,213	1,617,640
Predecessor
Revenue from External Customer [Line Items]
Gross sales		$ 80,386								$ 627,615
Sales Reserves and Eliminations	[1]	(6,305)								(48,214)
Total		74,081								579,401
Premium Folding Cartons
Revenue from External Customer [Line Items]
Gross sales			257,827	260,285	842,704	781,171	513,253	1,051,028
Premium Folding Cartons | Predecessor
Revenue from External Customer [Line Items]
Gross sales		52,828								368,544
Inserts
Revenue from External Customer [Line Items]
Gross sales			56,274	81,003	183,361	202,527	138,691	268,000
Inserts | Predecessor
Revenue from External Customer [Line Items]
Gross sales		9,246								81,247
Labels
Revenue from External Customer [Line Items]
Gross sales			36,216	27,689	101,865	95,316	79,872	126,240
Labels | Predecessor
Revenue from External Customer [Line Items]
Gross sales		8,224								69,664
Rigid Packaging
Revenue from External Customer [Line Items]
Gross sales			23,181	23,485	89,104	45,072	10,786	70,463
Other Consumer Products
Revenue from External Customer [Line Items]
Gross sales			$ 57,576	$ 57,291	$ 167,716	$ 170,678	$ 127,270	$ 216,372
Other Consumer Products | Predecessor
Revenue from External Customer [Line Items]
Gross sales		$ 10,088								$ 108,160

[1]	Represents estimated interplant eliminations, rebates, discounts and the inclusion of certain products as part of bundled transactions that are not able to be allocated to a specific product produced.